Warrant Liabilities - Additional Information (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about borrowings [line items]
Fair value loss on warrant liability	SFr (200)	SFr 1,400	SFr (12,145)	SFr (1,699)
Increase of the warrant liability			SFr 15,100	SFr 7,400